SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
Accounting Policies1 [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)Statement of Compliance
These Unaudited Interim Condensed Combined Consolidated Financial Statements (“interim financial statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the accounting policies disclosed in the Audited Combined Consolidated Financial Statements for the fiscal year ended December 31, 2021, except for the impact of the adoption of the accounting standards described below and for the impact of accounting policies related to American National in the second quarter of 2022, as described further below.
The interim financial statements are prepared on a going concern basis and have been presented in U.S. dollars (“USD”) rounded to the nearest million unless otherwise indicated.
These interim financial statements should be read in conjunction with the Company's December 31, 2021 Audited Combined Consolidated Financial Statements and notes thereto. In particular, the Company’s significant accounting policies were presented as Note 2 to the Audited Combined Consolidated Financial Statements for the fiscal year ended December 31, 2021 included in that report.
The interim financial statements reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
The results reported in these interim financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The interim financial statements were authorized for issue by the Board of Directors of the Company on August 15, 2022.
(b)Continuity of Interest
As described above, BAM Re was established on December 10, 2020 by Brookfield Asset Management Inc. ("Brookfield") and on June 28, 2021 Brookfield completed the spin-off of the PRT business (the “Business”) to the Company and the special dividend declaration to holders of Brookfield's Class A and B Shares. Brookfield controlled the Business prior to the Spin-off and has significant influence over the Company subsequent to the spin-off through its interests in the Company. The Business was transferred before spin-off, as part of the reorganization, and therefore the transactions were common control transactions. In accordance with the Company and Brookfield's accounting policy, the Company has reflected the Business in its financial position and results of operations using Brookfield's carrying values, prior to the spin-off.
In addition, certain investments were transferred as part of the reorganization. These are treated as asset acquisitions and are also considered common control transactions. The Company's accounting policy is to record the common control asset acquisitions on the date of occurrence at the historical carrying value, with any gain or loss against the consideration paid being recorded in equity. To reflect this continuity of interest, these interim financial statements provide comparative information of the Business for the periods prior to the spin-off, as previously reported by Brookfield. The economic and accounting impact of contractual relationships created or modified in conjunction with the spin-off have been reflected prospectively from the date of the spin-off and have not been reflected in the results of operations or financial position of the Company prior to June 28, 2021, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to June 28, 2021 is presented based on the historical financial information for the Business as previously reported by Brookfield. For the period after completion of the Spin-off, the results are based on the actual results of the Company, including the adjustments associated with the spin-off and the execution of several agreements (see Note 13). Therefore, net income (loss) and comprehensive income (loss) not attributable to interests of others in operating subsidiaries has been allocated to Brookfield prior to June 28, 2021 and allocated to the shareholders of class A exchangeable shares, class B shares and class C shares on and after June 28, 2021.
(c)Accounting estimates and judgements
The preparation of the interim financial statements in accordance with IFRS requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the interim financial statements. Estimates are subject to uncertainty and can therefore differ significantly from actual results. The items most susceptible to changes in estimates and assumptions include the measurement of future policy benefits, policy and contract claims, reinsurance assets, the fair value of financial assets determined using valuation techniques and the impairment of financial instruments. Actual results may differ from our estimates thereby impacting the interim financial statements. Outcomes within the next financial year that are different from assumptions could require a material adjustment to the carrying amount of the asset or liability affected.
Management judgment is also used in applying the accounting policies used to prepare the interim financial statements. The items most susceptible to changes in estimate and judgements are the measurement of reinsurance assets (Note 8), future policy benefits and policy and contract claims (Note 8), and impairment of available-for-sale securities and loans and receivables (Note 4) and goodwill (Note 10).
(d)Earnings per share
The holders of the class C shares are entitled to receive distributions if, as and when declared or authorized. Our Board of Directors has adopted a policy that class C share distributions will be paid quarterly in an amount equal to the Company’s distributable earnings (as determined by management of the Company) after payment of distributions on the class A exchangeable shares, class B shares and any other shares ranking senior to the class C shares and after provision for expenses, anticipated cash needs, and other similar adjustments. Total outstanding class C shares have been used to calculate basic earnings per share. Class A exchangeable shares and class B shares are not considered participating securities nor considered to be ordinary shares, and consequently per share amounts for these classes of shares have not been presented.
Basic earnings per share attributable to class C shareholders are calculated by dividing the Company's net income for the year, less distributions payable to class A exchangeable and class B shareholders, by the weighted average number of class C shares outstanding during the year.
Basic earnings per share for the three and six months ended months ended June 30, 2021 is calculated as earnings per share attributable to Class C shareholder for the period of June 28, 2021 to June 30, 2021. Basic earnings per share for the three and six months ended January 1, 2021 to June 28, 2021 are attributed to our predecessor company Brookfield Annuity Holdings Inc., which was a wholly owned subsidiary of Brookfield Asset Management Inc.
(e)     Business Combinations
Business combinations are accounted for using the acquisition method. The cost of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date. The interest of non-controlling shareholders in the acquiree, if applicable, is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill. To the extent the fair value of consideration paid is less than the fair value of net identifiable tangible and intangible assets, the excess is recognized in net income.
Transaction costs are recorded as operating expenses in the Condensed Combined Consolidated Statements of Operations.
(f)     Investments
Investments are financial assets which are comprised of debt securities, equity and loans and receivables. The Company uses settlement date to account for private investment transactions and trade date to account for other investment transactions.
Financial assets are classified into one of the following categories:
•Available for sale ("AFS") assets are measured at fair value, with changes in fair value recognized in other comprehensive income (loss);
•Fair value through profit or loss ("FVTPL") assets are measured at fair value, with changes in fair value recognized in net income (loss); and
•Loans and receivables are measured at amortized cost.
Financial assets supporting future policy benefits within our PRT business and modified coinsurance reserves within reinsurance treaties are designated as FVTPL. Any changes in the fair value of the underlying assets matched to the future policy benefits are directly reflected in the future policy benefits. Unless the asset is deemed to be impaired, changes in the fair value of assets matching these liabilities and changes in the corresponding future policy benefits are directly recognized in the Condensed Combined Consolidated Statements of Operations in order to avoid a mismatch that would otherwise arise.
Loans and receivables are measured at amortized cost using the effective interest method, less any applicable provision for impairment.
Financial assets are classified according to their nature and use by the Company at the time of initial recognition. The remaining financial assets other than FVTPL and loans and receivables are classified as AFS. Unrealized gains (losses) are recognized in other comprehensive income. Upon realization, gains or losses are reclassified to the Condensed Combined Consolidated Statements of Operations and recorded in net investment income.
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.
Any gain or loss arising on derecognition is recognized directly in net income and presented in realized gains (losses) on investments within net investment income.
(g)      Investment properties
Investment properties are held primarily to earn rental income or capital appreciation or for both, but are not for sale in the ordinary course of business. The Company accounts for its investment properties in accordance with IAS 40 Investment Property (“IAS 40”). Investment properties including related improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 15 to 50 years). Rental income is recognized on a straight-line basis over the term of the respective lease and is measured, depreciated and assessed for impairment in the same manner as property and equipment.
(h)      Derivative financial instruments and hedge accounting
The Company manages foreign currency exposure and other market risks associated with certain assets and liabilities by using derivative financial instruments such as foreign exchange forwards, cross currency swaps, interest rate swaps, equity-indexed options and bond futures. Derivative financial instruments are classified as held for trading which are measured as FVTPL investments. Derivative financial instruments are recorded at fair value on acquisition date and subsequently revalued at fair value at each reporting date. Derivative financial instruments with positive values are recorded as derivative assets and negative fair values are reported as derivative liabilities. Changes in fair value of derivatives are recorded in net investment income in the Statements of Operations.
Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be effective as a hedge based on an expectation of offsetting fair values. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. For those derivatives which qualify and have been designated as fair value hedges, net income includes the changes in the fair value of both the derivative instrument and the hedged risk. The hedged item carrying amount shall be adjusted for the gain or loss.
In some instances. the Company holds collateral to offset exposure from its counterparties relating to its derivative instruments. Collateral that supports credit risk is reported in the Statements of Financial Position as an offset to other invested assets with an associated payable to other liabilities for excess collateral.
Derivatives embedded in reinsurance contracts which are not closely related to the host contract are separated and measured at fair value in the Condensed Combined Consolidated Statements of Financial Position. Changes in the fair value are included in the net investment results from funds withheld in the Condensed Combined Consolidated Statements of Operations.
(i)      Structured entities
The Company invests a portion of its assets in structured entities that issue debt and preferred securities to subsidiaries of the Company, and its reinsurance treaty accounts. The Company is the primary beneficiary of the variable returns of assets held within the entities, and while the Company is not involved in the investment decision process, the investment manager for the structured entities is a related party with significant residual economic interest in the Company. As a result, these entities are consolidated within the Company’s financial statements. We assess the variable returns determination for our structured entities on an ongoing basis.
Liabilities of the entities that do not eliminate upon consolidation are recorded as liabilities of structured entities.
The carrying amount of the Company’s investment in the consolidated structured entities is determined in accordance with the Company’s accounting policies for the underlying securities held within the structured entities.
(j)     Investment in associates, joint ventures and other limited partnership interests
Associates are entities over which the Company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Other limited partnership interests are partnership arrangements in which the Company has more than a minor interest or influence over the investee’s operations, but it does not have a controlling interest and is not the primary beneficiary.
The equity method is used to account for the Company’s investments in associates, joint ventures and other limited partnership interests within the Condensed Combined Consolidated Statements of Financial Position.
Interests in associates, joint ventures and other limited partnership interests accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture or other limited partnership interests is lower than the proportionate share of the investment's underlying fair value, the Company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture or other limited partnership interests is greater than the Company’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture or other limited partnership interests is included in the carrying amount of the investment.
Subsequent to initial recognition, the carrying value of the Company’s interest in an associate or joint venture or other limited partnership interests is adjusted for the Company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture or other limited partnership interests are recognized in the financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures or other limited partnership interests is assessed for impairment indicators at each reporting date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on equity accounted investments is available in Note 5.
(k)     Property and equipment
Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Cost includes expenditures that are directly attributable to the acquisition of the asset. The costs of assets include the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, and the cost of dismantling and removing the items and restoring the site on which they are located.
Depreciation of property and equipment commences when it is available for use. Property and equipment are depreciated on a straight-line basis over the estimated useful lives of each component of the property and equipment. The estimated useful lives of the property and equipment are three to thirty years.
Leasehold improvements are depreciated over the period of the lease or estimated useful life, whichever is the shorter, on a straight-line basis. The ROU asset is depreciated on the straight-line basis over the lease term. The estimated useful lives, residual values and depreciation methods are reviewed at the end of each annual reporting period, with the effect of any changes recognized on a prospective basis.
(l)     Deferred acquisition costs and value of business acquired
Deferred policy acquisition costs ("DAC") are capitalized costs related directly to the successful acquisition of new or renewal insurance contracts. Significant costs are incurred to acquire insurance, reinsurance, and annuity contracts, including commissions and certain underwriting, policy issuance, and processing expenses.
DAC on reinsurance business is amortized over the life of the policies in proportion to the estimated gross profits. Costs that are directly related to the successful acquisition of reinsurance contracts are capitalized as DAC to the extent that they are recoverable from gross profits. These costs consist of commission and policy issuance costs, as well as sales inducements credited to policyholder account balances.
DAC on traditional life, including limited-pay contracts, and health products is amortized with interest over the anticipated premium-paying period of the related policies in proportion to the ratio of annual premium revenue expected to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality, morbidity, and withdrawal assumptions used in computing liabilities for future policy benefits. DAC is reduced by a provision for possible inflation of maintenance and settlement expenses determined by means of grading interest rates.
DAC on universal life and investment-type contracts is amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect of the realization of unrealized gains (losses) on DAC is recognized in net unrealized loss on available for sale securities in the Condensed Combined Consolidated Statements of Financial Position as of the reporting date. A change in interest rates could have a significant impact on DAC calculated for these contracts.
DAC associated with property and casualty business is amortized over the coverage period of the related policies, in relation to premiums earned.
DAC on participating whole life products is amortized in proportion to estimated gross margins. Estimated gross margins are equal to premiums, plus investment income, less benefits, less expenses not included in DAC, less the change in reserves, less dividends.
For short-duration and long-duration contracts, DAC is grouped consistent with the manner in which insurance contracts are acquired, serviced, and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC for short-duration contracts.
Value of Business Acquired ("VOBA") is the intangible asset representing the value assigned to contracts already in force.
In conjunction with the acquisition of insurance policies or investment contracts, a portion of the purchase price is allocated to the right to receive future gross profits from cash flows and earnings of associated insurance policies and investment contracts. This intangible asset is based on the actuarially estimated present value of future cash flows from associated insurance policies and investment contracts acquired. The estimated present value of future cash flows used in the calculation of VOBA is based on certain assumptions, including mortality, persistency, expenses and interest rates that the Company believes to be those of a market participant. The Company amortizes VOBA based on the estimated premium earning patterns.
(m)    Future policy benefits
Contract classifications
Contracts under which the Company accepts significant insurance risk from a policyholder are classified as insurance contracts in accordance with IFRS 4 Insurance Contracts (“IFRS 4”) on the Condensed Combined Consolidated Statements of Financial Position. A contract is considered to have significant insurance risk if, and only if, an insured event could cause an insurer to make significant additional payments in any scenario, excluding scenarios that lack commercial substance at the inception of the contract. Contracts under which the Company does not accept significant insurance risk are classified as either investment contracts or considered a service contract and are accounted for in accordance with IAS 39 Financial Instruments: Recognition and Measurement or IFRS 15 Revenue from Contracts with Customers, respectively. Once a contract has been classified as an insurance contract, it remains an insurance contract for the remainder of its term, even if the insurance risk reduces significantly during the year, unless all rights and obligations are extinguished or expire. Investment contracts can be reclassified as insurance contracts if insurance risk subsequently becomes significant.
Measurement
Future policy benefits are determined by BAC using the Canadian Asset Liability Method (“CALM”), in accordance with the standards of the Canadian Institute of Actuaries (“CIA”) and as permitted by IFRS 4. BAC’s Appointed Actuary is responsible for determining the amount of future policy benefits in accordance with standards established by the CIA. CALM is used to determine future policy benefits and incorporates best-estimate assumptions for longevity, future investment yields, administration costs, margins for adverse deviation and inflation. Margins for adverse deviation are necessary to provide for possibilities of misestimation and future deterioration in the best estimate assumptions, and provide reasonable assurance that future policy benefits cover a range of possible outcomes. Margins are reviewed periodically for continued appropriateness.
Future policy benefits are determined by NER Ltd. using US GAAP reserve methodology, as permitted by IFRS 4. Future policy benefits are carried at the accumulated contract holder values without reduction for potential surrender or withdrawal charges. These are equal to the balance that accrues to the benefit of the policyholders as of the reporting date (commonly referred to as the account value), including policyholders’ accumulated net deposits plus a guaranteed rate of interest credited, less policyholder deaths and withdrawals. Future policy benefits are further evaluated using accepted actuarial valuation methods based on assumptions related to mortality, withdrawals, surrender and deposit rates, determined when the policies are assumed.
Future policy benefits are determined by NER SPC using US GAAP reserve methodology, as permitted by IFRS 4. Future policy benefits for fixed index annuity contracts (with embedded derivatives) are carried at fair value with an explicit margin added to the mortality, lapse and partial withdrawal assumptions. The host contract and the embedded derivative are bifurcated. The embedded derivative cash flows incorporate a risk margin and are discounted using a rate that reflects our own credit rating. The host contract is established at contract inception as the initial value less the initial fair value of the embedded derivative and accreted over the policy’s life. The host value’s accretion rate is updated each quarter so that the present value of the actual and expected guaranteed cash flows is equal to the initial host.
An additional liability is established for Life Income Benefit Rider (“LIBR”) benefits -withdrawals paid after the contract account value is exhausted. The liability accrues in proportion to contractual assessments using the crediting interest rate. The present value of expected excess benefits and assessments is projected over a range of stochastic equity scenarios. Retrospective unlocking is performed by replacing mean stochastic projected assessments and benefits with actual, revising projections of future experience and resolving for the portion of assessments required.
Key reserve assumptions are based on industry standard data adjusted to align with actual experience, if necessary. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish future policy benefit reserves. Due to the many assumptions and estimates used in establishing reserves, and the long-term nature of the reinsurance contracts, the reserving process, while based on standard actuarial practices, is inherently uncertain.
Future policy benefits are determined by American National using US GAAP reserve methodology, as permitted by IFRS 4. Liabilities for future policy benefits for traditional products have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time the policies were issued. Estimates are based on historical experience adjusted for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.
Included within future policy benefits are amounts related to certain contracts or blocks of business that have negative VOBA. Negative VOBA is amortized over the duration of the respective contracts, being 30 years using the straight-line method. We record the fair value of the liabilities assumed in two components: reserves and VOBA. Reserves are established using our best estimate assumptions consistent with the policies described below for future policy benefits and interest sensitive contract liabilities. VOBA is the difference between the fair value of the liabilities and the reserves. Any negative VOBA is recorded within the associated reserves.
(n)     Policyholders’ account balances
Policyholders' account balances represent the contract value that has accrued to the benefit of the policyholders related to universal-life and investments-type contracts. For fixed products, these are generally equal to the accumulated deposits plus interest credited, reduced by withdrawals, payouts, and accumulated policyholder assessments. Indexed product account balances are equal to the sum of host and embedded derivative reserves computed per derivative accounting guidance.
(o)    Policy and contract claims
Policy and contract claims are established to provide for the estimated costs of paying claims. These reserves include estimates for both case reserves and incurred but not reported claims (“IBNR”) liabilities. Case reserves include the liability for reported but unpaid claims. IBNR liabilities include a provision for potential development on case reserves, losses on claims currently closed which may reopen in the future, as well as IBNR claims. These liabilities also include an estimate of the expense associated with settling claims, including legal and other fees, and the general expenses of administering the claims adjustment process.
(p)    Other policyholder funds
Other policyholder funds consist of liabilities related to dividends payable on participating business. For the majority of this participating business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends, less net income allocated to stockholders, as well as a pro rata portion of unrealized investment gains (losses), net of tax.
(q)     Reinsurance assets
In the normal course of business, BAC and American National are users of reinsurance in order to limit the potential for losses arising from certain exposures. To the extent that third party reinsurers are unable to meet their obligations, BAC and American National remains liable to its policyholders for the portion reinsured.
Reinsurance assets are estimated amounts due to the Company from reinsurers related to paid and unpaid ceded claims and claim adjustment expenses ("CAE") and are presented net of a reserve for collectability. Recoveries of gross ultimate losses under our non-catastrophe reinsurance are estimated by a review of individual large claims and the ceded portion of IBNR using assumed distribution of loss by percentage retained. Recoveries of gross ultimate losses under our catastrophe reinsurance are estimated by applying reinsurance treaty terms to estimates of gross ultimate losses. The most significant assumption is the average size of the individual losses for those claims that have occurred but have not yet been reported and our estimate of gross ultimate losses. The ultimate amount of the reinsurance ceded recoverable is unknown until all losses settle.
At each reporting date, the reinsurance assets, if any, are assessed for impairment. If there is objective evidence that the reinsurance assets are not recoverable and the impact of the event can be reliably measured, an impairment loss is recognized for the amount by which the carrying amount exceeds the recoverable amount.
(r)     Separate account assets and liabilities
Separate account assets and liabilities are funds that are held separate from the general assets and liabilities of the Company. Separate account assets include funds representing the internments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The Company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. In addition, the Company's qualified pension plan assets are included in separate accounts. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the Condensed Combined Consolidated Statements of Operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of the Company.
(s)     Premium, benefits, claims incurred, and expenses
Traditional ordinary life and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the term of the insurance contracts.
Annuity premiums received on limited-pay and supplemental annuity contracts involving a significant life contingency are recognized as revenue when due. Deferred annuity premiums are recorded as deposits rather than recognized as revenue. Revenues from deferred annuity contracts are principally surrender charges and, in the case of variable annuities, administrative fees assessed to contract holders.
Universal life and single premium whole life revenues represent amounts assessed to policyholders including mortality charges, surrender charges actually paid, and earned policy service fees. Amounts included in expenses are benefits in excess of account balances returned to policyholders.
Property and casualty premiums are recognized as revenue over the period of the contract in proportion to the amount of insurance protection, which is generally evenly over the contract period. Claims incurred consist of claims and CAE paid and the change in reserves.
Gross premiums for PRT and reinsurance issued are recognized as revenue when due and collection is reasonably assured. When premiums are recognized, future policy benefits are computed, the result being that benefits and expenses are matched with such revenue. Premiums ceded are recognized when due and in accordance with the terms of the contractual agreement between the Company and reinsurer. Premium refunds, if any, are recognized on an accrual basis. Gross benefits and benefits ceded are recorded in the Condensed Combined Consolidated Statements of Operations when they are due and incurred.
(t)     Participating insurance policies
For the majority of participating business, profits earned are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in-force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses).
For all other participating business, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.
(u)     Income taxes
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to taxation authorities within a year. The tax rates and tax laws used to compute the amounts are those that are enacted or substantively enacted at the end of each year.
Deferred income tax assets are recognized to the extent that it is probable that taxable profits will be available against which the unused tax losses or unused tax credits can be utilized by the Company. To the extent that it is not probable that taxable profit will be available against which the unused tax losses or unused tax credit can be utilized, the deferred tax asset is not recognized.
Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases used in the computation of taxable income and carrying amounts of assets and liabilities in the Condensed Combined Consolidated Financial Statements. Deferred income tax liabilities are recognized for taxable temporary differences, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority within a single taxable entity, or the Company intends to settle its current tax assets and liabilities on a net basis in the case where there exists different taxable entities in the same taxation authority and when there is a legally enforceable right to set off current tax assets against current tax liabilities.
(v)     Pension and postretirement benefit plans
Pension and postretirement benefit obligations and costs for our frozen benefit plans are estimated using assumptions including demographic factors such as retirement age and mortality.
The Company uses a discount rate to determine the present value of future benefits on the measurement date. The guideline for setting this rate is a high-quality long-term corporate bond rate. For this purpose, a hypothetical bond portfolio to match the expected monthly benefit payments under the pension plan was constructed with the resulting yield of the portfolio used as a discount rate.
In developing the investment return assumption, we relied on a model that utilizes the following factors:
•Current yield to maturity of fixed income securities
•Forecasts of inflation, GDP growth, and total return for each asset class
•Historical plan performance
•Target asset allocation
•Standard deviations and correlations related to historical and expected future returns of each asset class and inflation
The resulting assumption is the assumed rate of return for the plans' target asset allocation, net of vestment expenses, and reflects anticipated returns of the plans' current and future assets.
Using this approach, the calculated return will fluctuate from year to year; however, it is the Company's policy to hold this long-term assumption relatively constant.
(w)     Provisions
Provisions are recognized when the Company has a present obligation, either legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense is recognized in the Combined Consolidated Statements of Operations, net of any reimbursement.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the obligation, its carrying amount is the present value of those cash flows.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
(x)     Preferred shares
On May 25, 2022, the Company issued 98,351,547 Class A Junior Preferred Shares, Series 1 ("preferred shares"), to Brookfield, for proceeds of $2.5 billion. Each preferred share is non-voting and is redeemable at $25 per share. Each of these preferred shares is redeemable, together with any accrued and unpaid dividends, at the option of the issuer, subject to certain restrictions. Further, these preferred shares entitle the holders thereof to a fixed cumulative 4.5% preferential cash dividend payable annually as and when declared by the issuer’s board of directors. At June 30, 2022, there was $11 million of dividends in arrears (Dec. 31, 2021 - $ nil).
The Class A Junior Preferred Shares are retractable by the holder, at par value together with an amount equal to all dividends accrued and unpaid, on demand, at any point on or after seventh anniversary of the date of issue. The preferred shares are recognized as liability due to the redemption nature on the Condensed Combined Consolidated Statements of Financial Position and are classified as amortized cost. The dividends are recognized as interest expense on the Condensed Combined Consolidated Statements of Operations.
(y)     Goodwill
Goodwill is measured as the excess of the sum of the consideration transferred over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. Goodwill is allocated to the cash-generating unit or units to which it relates. The Company identifies cash-generating units as identifiable groups of assets that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated value-in-use and fair value less costs of disposal. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is charged to profit or loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. In the year of a business acquisition, the recoverability of the acquired goodwill is assessed by revisiting the assumptions of the related underwriting model.
The Company assesses the impairment of goodwill by reviewing the value-in-use or fair value less costs of disposal of the cash-generating units to which goodwill has been allocated. The Company uses the following significant assumptions and estimates: the circumstances that gave rise to the goodwill, timing and amount of future cash flows expected from the cash-generating unit, discount rates, terminal capitalization rates, terminal valuation dates, useful lives and residual values.
(z)      Intangible assets
Intangible assets consist of capitalized costs of estimated fair value of distributor relationships, trade name and insurance licenses. Intangible assets are included in Other Assets within the Consolidated Statements of Financial Position.
(i)Distributor Relationships
The distribution assets reflect relationships American National has with third-party intermediaries that sell new business for the Company. These assets are valued using the multi-period excess-earnings method, which derives value based on the present value of the after-tax cash flows attributable to the intangible asset only. The average useful life of distributor relationships is 19 years.
(ii)Trade Name
This represents American National's trade name and was valued using the relief from royalty method, which derives value based on present value of the after-tax royalty savings attributable to owning the intangible asset. The useful life of the trade name is 10 years.
(iii)Insurance Licenses
Given the highly regulated nature of the insurance industry, companies are required to hold certain licenses to operate. These licenses are valued using the comparable transaction method based on observable license transactions in the insurance industry. Insurance licenses represent an indefinite-lived intangible asset.
Definite-lived intangible assets are carried at cost less accumulated amortization. Amortization expense is primarily calculated using the straight-line amortization method.
The Company assesses the impairment of definite-lived intangible assets in accordance with its policy for the impairment of property and equipment. The Company assesses the impairment of indefinite-lived intangible assets in accordance with its policy for the impairment of goodwill.
(aa) Future accounting policy changes
(i)IFRS 17
In May 2017, the IASB issued IFRS 17 Insurance Contracts (“IFRS 17”) which will replace IFRS 4 and will be applied retrospectively. In June 2020, the IASB issued the amendment to IFRS 17, which includes deferral of the effective date to annual periods beginning on or after January 1, 2023. In addition, the IASB extended the exemption for qualifying insurers to apply IFRS 9 Financial Instruments (“IFRS 9”), so that both IFRS 9 and IFRS 17 will have the same effective date.
IFRS 17 sets out the requirements for the recognition, measurement, presentation and disclosures of insurance contracts a company issues and reinsurance contracts it holds.
The future profit for providing insurance coverage is recognized in profit or loss over time as the insurance coverage is provided.
IFRS 17 will affect how the Company accounts for its insurance contracts and how it reports financial performance in the Statements of Operations within the interim financial statements. The Company continues to assess the impact of IFRS 17, which is expected to have a significant impact on the timing of earnings recognition, as well as presentation and disclosure, for its insurance contracts.
(ii)IFRS 9
In July 2014, the IASB published the complete version of IFRS 9, which replaces IAS 39 and is effective for annual periods beginning on or after January 1, 2018, with retrospective application. IFRS 9 provides changes to the classification and measurement of financial assets and liabilities, an expected credit loss model that replaces the existing incurred loss impairment model, and new hedge accounting guidance. In September 2016, the IASB issued an amendment to IFRS 4 to provide qualifying insurance companies with an optional temporary exemption from applying IFRS 9.
In December 2021, the IASB published a narrow-scope amendment to IFRS 9, which allow insurers to apply the classification overlay to address possible accounting mismatches between financial assets and insurance contract liabilities in the comparative information presented on the initial application of IFRS 9 and IFRS 17.
The Company has taken the temporary exemption to apply IFRS 9 until IFRS 17 is adopted on January 1, 2023 on the basis that the Company’s activities are predominantly connected with insurance, and it has not previously applied IFRS 9. The percentage of the total carrying amount of the liabilities connected with insurance relative to the total carrying amount of all its liabilities was less than or equal to 90 per cent but greater than 80 per cent, and the Company determined that it did not engage in a significant activity unconnected with insurance.
The Company is currently assessing the impact of implementing IFRS 9.
(iii)Amendments to IAS 1
In February 2021, IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are effective for annual periods beginning on or after January 1, 2023. The Company is currently assessing the impact of the adoption of these amendments on the interim financial statements.
(iv)Amendments to IAS 8
In February 2021, IASB published 'Definition of Accounting Estimates (Amendments to IAS 8)' to help entities distinguish between accounting policies and accounting estimates. The amendments are effective for annual periods beginning on or after January 1, 2023. The Company is currently assessing the impact of the adoption of these amendments on the interim financial statements.
(v)Amendments to IAS 12
In May 2021, the IASB published 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction', which amended IAS 12, Income Taxes. The amendments relate to the recognition of deferred tax when an entity accounts for transactions, such as leases or decommissioning obligations, by recognizing both an asset and a liability. The amendments are effective for annual reporting period beginning on or after January 1, 2023. The Company is evaluating the impact of the adoption of these amendments on its interim financial statements.
(ab)    Impact of COVID-19
Since the outbreak of COVID-19, emergency measures taken in response to the spread of the virus have resulted in significant disruption to business operations globally, resulting in an economic slowdown. Global equity and capital markets have also experienced significant volatility and weakness. The governments have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. These developments are constantly evolving and the duration and impact of the COVID-19 pandemic is highly uncertain and cannot be predicted at this time but could have a material impact on the future performance of the assets. Where COVID-19 relates to our business, specifically in valuing our insurance and reinsurance liabilities, we have allowed for identified deaths but we have not made any changes to our longevity assumptions as it remains too early to quantify the potential long-term impacts from COVID-19 on longevity.